January 4, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: RiverSource International Series, Inc.
         RiverSource Disciplined International Equity Fund
         Threadneedle Asia Pacific Fund
         Threadneedle European Equity Fund
         Threadneedle International Opportunity Fund

    Post-Effective Amendment No. 52
    File Nos. 002-92309/811-04075
    Accession Number: 0000950123-09-073834

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 52 (Amendment). This Amendment was filed electronically on December 29, 2009.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.